Trade Receivables - Loss Allowance (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables
Loss allowance: opening balance	$ 48
Loss allowance: ending balance	136	$ 48
Loss allowance measured at an amount equal to lifetime expected credit losses | Financial assets that are credit impaired at year end
Trade Receivables
Loss allowance: opening balance	48	46
Additions for the year	124	2
Charge-off for the year	(32)
Exchange effect	(4)
Loss allowance: ending balance	$ 136	$ 48